Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segments
Revenue and Pre-tax Income by Segment

	Cloud &		Global		Global
($ in millions)	Cognitive		Business		Technology			Global	Total
For the year ended December 31:	Software		Services		Services		Systems	Financing	Segments
2019
External revenue	$23,200		$16,634		$27,361		$7,604	$1,400	$76,199
Internal revenue	2,827		278		1,157		726	1,232	6,220
Total revenue	$26,027		$16,911		$28,518		$8,330	$2,632	$82,419
Pre-tax income from continuing operations	$7,952		$1,666		$1,645		$701	$1,055	$13,019
Revenue year-to-year change	2.5%		(0.1)%		(5.0)%		(5.9)%	(17.8)%	(2.3)%
Pre-tax income year-to-year change	(10.5)%		2.2%		(7.6)%		(22.4)%	(22.5)%	(10.6)%
Pre-tax income margin	30.6%		9.9%		5.8%		8.4%	40.1%	15.8%

2018
External revenue	$22,209	*	$16,595	*	$29,146	*	$8,034	$1,590	$77,573	*
Internal revenue	3,190	*	326		872	*	815	1,610	6,813	*
Total revenue	$25,399	*	$16,921	*	$30,018	*	$8,848	$3,200	$84,386	*
Pre-tax income from continuing operations	$8,882	*	$1,629	*	$1,781	*	$904	$1,361	$14,557	*
Revenue year-to-year change	2.0	%*	2.9	%*	0.5	%*	(1.1)%	1.0%	1.3	%*
Pre-tax income year-to-year change	10.1	%*	25.0	%*	(32.0)	%*	(19.9)%	6.5%	1.1	%*
Pre-tax income margin	35.0	%*	9.6	%*	5.9	%*	10.2%	42.5%	17.3	%*

2017
External revenue	$21,751	*	$16,073	*	$29,213	*	$8,194	$1,696	$76,927	*
Internal revenue	3,159	*	363		657		750	1,471	6,401	*
Total revenue	$24,910	*	$16,436	*	$29,870	*	$8,945	$3,168	$83,329	*
Pre-tax income from continuing operations	$8,068	*	$1,303	*	$2,618	*	$1,128	$1,278	$14,396	*
Revenue year-to-year change	2.0	%*	(1.9)	%*	(3.6)	%*	5.7%	(9.3)%	(0.9)	%*
Pre-tax income year-to-year change	7.3	%*	(18.4)	%*	(13.2)	%*	21.9%	(22.8)%	(2.2)	%*
Pre-tax income margin	32.4	%*	7.9	%*	8.8	%*	12.6%	40.3%	17.3	%*

* Recast to conform to 2019 presentation.

Reconciliation of segment revenue and pre-tax income to IBM as reported

($ in millions)
For the year ended December 31:	2019	2018		2017
Revenue
Total reportable segments	$82,419	$84,386	*	$83,329	*
Other—divested businesses	786	1,810	*	2,041	*
Other revenue	162	207		171
Elimination of internal transactions	(6,220)	(6,813)	*	(6,401)	*
Total IBM consolidated revenue	$77,147	$79,591		$79,139

* Recast to conform to 2019 presentation.

($ in millions)
For the year ended December 31:	2019	2018		2017
Pre-tax income from continuing operations
Total reportable segments	$13,019	$14,557	*	$14,396	*
Amortization of acquired intangible assets	(1,298)	(809)		(945)
Acquisition-related charges	(423)	(16)		(52)
Non-operating retirement - related (costs)/income	(615)	(1,572)		(1,341)
Elimination of internal transactions	(290)	(725)	*	(742)	*
Other—divested businesses	390	292	*	468	*
Unallocated corporate amounts	(617)	(385)		(385)
Total pre-tax income from continuing operations	$10,166	$11,342		$11,400

* Recast to conform to 2019 presentation.

Assets and Other Items by segment

	Cloud &		Global		Global
($ in millions)	Cognitive		Business		Technology			Global	Total
For the year ended December 31:	Software		Services		Services		Systems	Financing	Segments
2019
Assets	$58,453		$10,039		$22,436		$4,590	$29,568	$125,087
Depreciation/amortization of intangibles**	1,107		149		2,601		350	186	4,392
Capital expenditures/investments in intangibles	515		48		1,575		305	57	2,501
Interest income	—		—		—		—	1,490	1,490
Interest expense	—		—		—		—	512	512

2018
Assets	$28,713	*	$8,360	*	$17,624	*	$4,030	$41,320	$100,047	*
Depreciation/amortization of intangibles**	1,058	*	100	*	2,359	*	315	229	4,063	*
Capital expenditures/investments in intangibles	469	*	57	*	2,569	*	241	274	3,610	*
Interest income	—		—		—		—	1,647	1,647
Interest expense	—		—		—		—	515	515

2017
Assets	$29,650	*	$8,647	*	$17,577	*	$3,898	$41,096	$100,868	*
Depreciation/amortization of intangibles**	1,185	*	99	*	2,209	*	341	267	4,101	*
Capital expenditures/investments in intangibles	467	*	46	*	2,193	*	189	364	3,259	*
Interest income	—		—		—		—	1,527	1,527
Interest expense	—		—		—		—	381	381

*   Recast to conform to 2019 presentation.

** Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2019	2018		2017
Assets
Total reportable segments	$125,087	$100,047	*	$100,868	*
Elimination of internal transactions	(4,317)	(7,143)		(6,272)
Other—divested businesses	1,894	2,575	*	2,285	*
Unallocated amounts
Cash and marketable securities	7,308	10,393		10,162
Notes and accounts receivable	3,298	1,597		2,554
Deferred tax assets	4,995	5,089		4,746
Plant, other property and equipment	2,334	2,463		2,659
Operating right-of-use assets**	3,530	—		—
Pension assets	6,865	4,666		4,643
Other	1,194	3,695		3,712
Total IBM consolidated assets	$152,186	$123,382		$125,356

*   Recast to conform to 2019 presentation.

** Reflects the adoption of the FASB guidance on leases in 2019.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)
For the year ended December 31:	2019	2018	2017
United States	$28,395	$29,078	$29,759
Japan	8,681	8,489	8,239
Other countries	40,071	42,024	41,141
Total IBM consolidated revenue	$77,147	$79,591	$79,139

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2019	2018	2017
United States	$4,485	$4,585	$4,670
Other countries	5,294	5,774	5,985
Total	$9,778	$10,359	$10,655

Operating Right-of-Use Assets–Net*

($ in millions)
At December 31:	2019	2018	2017
United States	$1,386	$—	$—
Japan	659	—	—
Other countries	2,951	—	—
Total	$4,996	$—	$—

* Reflects the adoption of the FASB guidance on leases in 2019.

Revenue by Classes of Similar Products or Services

($ in millions)
For the year ended December 31:	2019	2018		2017
Cloud & Cognitive Software*
Software	$18,712	$17,970	**	$17,681	**
Services	4,321	4,082	**	3,920	**
Systems	166	156		150
Global Business Services*
Services	$16,363	$16,238	**	$15,728	**
Software	156	151	**	179	**
Systems	115	206		165
Global Technology Services*
Services	$20,768	$22,222	**	$21,913	**
Maintenance	5,183	5,484		5,783
Systems	1,072	1,069		1,207
Software	338	371	**	310	**
Systems
Servers	$3,746	$3,996		$3,993
Storage	1,920	2,114		2,243
Software	1,528	1,499	**	1,520	**
Services	410	425	**	438	**
Global Financing
Financing	$1,120	$1,223		$1,167
Used equipment sales	281	366		530

*   Recast to conform to 2019 presentation.

** Reclassified to conform to 2019 presentation. Refer to “Basis of Presentation” in note A, “Significant Accounting Policies,” for additional information.